Debt issued designated at fair value (Table) - Debt issued designated at fair value	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Designated Financial Liabilities At Fair Value Through Profit Or Loss
USD m 31.12.22 31.12.21
Issued debt instruments
Equity-linked
1
41,901 47,059
Rates-linked 16,276 16,369
Credit-linked 2,170 1,723
Fixed-rate 6,538 2,868
Commodity-linked 4,294 2,911
Other 2,459 2,868
of which: debt that contributes to total loss-absorbing

capacity
1,959 2,136
Total debt issued designated

at fair value
73,638 73,799
of which: issued by UBS AG with original maturity greater

than one year
2
57,750 57,967
1 Includes investment fund unit-linked instruments

issued.

2 Based on original contractual

maturity without considering any early

redemption features. As of 31 December 2022,
100 % of the balance was unsecured
(31 December 2021: 100%).

UBS AG
Entity [Table]
Disclosure Of Designated Financial Liabilities At Fair Value Through Profit Or Loss
USD m 31.12.22 31.12.21
Issued debt instruments
Equity-linked
1
41,901 47,059
Rates-linked 16,276 16,369
Credit-linked 2,170 1,723
Fixed-rate 6,538 2,868
Commodity-linked 4,294 2,911
Other 663 529
Total debt issued designated

at fair value
71,842 71,460
of which: issued by UBS AG with original maturity greater

than one year
2
57,750 57,967
1 Includes investment fund unit-linked instruments

issued.

2 Based on original contractual

maturity without considering any early

redemption features. As of 31 December 2022,
100 % of the balance was unsecured
(31 December 2021: 100%).